SPARTAN(REGISTERED TRADEMARK)
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   19  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  23  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  26  The auditors' opinion.
ACCOUNTANTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MONEY MARKET              5.30%        29.64%        65.20%

All Taxable Money Market          4.98%        27.97%        59.43%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc., formerly IBC Financial Data, Inc. The past one year average represents a peer group of 969 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MONEY MARKET              5.30%        5.33%         5.15%

All Taxable Money Market          4.98%        5.04%         4.79%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                           5/2/00  2/1/00  11/2/99  8/3/99   4/27/99

Spartan Money Market Fund  5.74%   5.46%   5.19%    4.73%    4.59%

All Taxable Money Market   5.45%   5.14%   4.83%    4.50%    4.28%
Funds Average

                           5/3/00  2/2/00  11/3/99  7/28/99  4/28/99

MMDA                       2.03%   2.07%   2.07%    2.04%    2.10%


Spartan Money
Market Fund

All Taxable Money
Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 5.74
Row: 1, Col: 2, Value: 5.45
Row: 1, Col: 3, Value: 2.03
Row: 2, Col: 1, Value: 5.46
Row: 2, Col: 2, Value: 5.14
Row: 2, Col: 3, Value: 2.07
Row: 3, Col: 1, Value: 5.19
Row: 3, Col: 2, Value: 4.83
Row: 3, Col: 3, Value: 2.07
Row: 4, Col: 1, Value: 4.73
Row: 4, Col: 2, Value: 4.5
Row: 4, Col: 3, Value: 2.04
Row: 5, Col: 1, Value: 4.59
Row: 5, Col: 2, Value: 4.28
Row: 5, Col: 3, Value: 2.1

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

An interview with John Todd, Portfolio Manager of Spartan Money Market
Fund

Q. JOHN, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE 12 MONTHS THAT ENDED APRIL 30, 2000?

A. The U.S. economy grew rapidly and unemployment fell to 30-year lows. Historically, these conditions would have caused inflation to accelerate, and the Federal Reserve Board moved carefully in an attempt to contain the inflationary pressures that usually accompany this backdrop. To do so, it gradually implemented five increases in the rate banks charge each other for overnight loans - known as the fed funds rate. These hikes of 0.25 percentage points started in June 1999, and brought the fed funds rate from 4.75% to 6.00% at the end of April 2000. The Fed was concerned about developing imbalances related to U.S. economic growth in the form of excess spending and tight labor markets. Until recently, there were very few signs of inflation problems. New technologies were credited with increasing productivity, keeping prices down. However, data released in March and April indicated that inflationary pressures were starting to build. There was an uptick in the consumer price index (CPI), and gross domestic product (GDP) in the first quarter came in at a robust annualized rate of over 5% for the third quarter in a row. Most importantly, at the end of April there was an unexpected increase in the employment cost index (ECI), a comprehensive measure of labor costs. Year over year, the ECI accelerated to 4.3% in the first quarter of 2000 - a high for the current economic expansion - up from a 3.4% rate in the fourth quarter of 1999. Before the release of this data, market participants anticipated that the Fed would continue to raise rates cautiously. Afterward, market prices started to reflect the expectation that the Fed would become even more aggressive, possibly bumping up the fed funds rate by an additional 0.50 percentage points at its meeting in May.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Given the Fed's inclination to gradually attack the imbalances that could result in inflationary pressures later, we became convinced that the Fed was beginning a protracted period of rate hikes when it began raising rates in mid-1999. As a result, we structured the portfolio with a relatively short maturity and aimed to invest in as many securities as possible that matured right around the dates when the Fed held its Open Market Committee meetings. By doing so, we were able to re-invest the maturing assets in securities offering increasing yields. Part of our strategy involved using floating-rate securities, whose yields are re-set at regular intervals or in response to changes in benchmark money market rates. In order to keep the fund's average maturity fairly short, we also dedicated a significant part of the portfolio to asset-backed commercial paper with one- and two-month maturities. These high-quality, highly liquid securities helped us achieve our goal of keeping the fund's maturity fairly short, investing from one Fed meeting to the next.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on April 30, 2000, was 5.73%, compared to 4.59% 12 months ago. For the 12 months that ended April 30, 2000, the fund had a total return of 5.30%, compared to 4.98% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, JOHN?

A. There is a very good chance that the Fed will step up its anti-inflation efforts by implementing additional, and perhaps more aggressive, short-term rate increases. That's because the Fed doesn't want to fall behind the curve, and the upcoming presidential election encourages the Fed to become more aggressive sooner rather than later. The effects of monetary policy lag its implementation, and the middle of 2000 will mark the one-year anniversary of the beginning of the Fed's program of interest-rate hikes. Assuming the Fed takes a more assertive approach over the next few months, the summer would be a good time for the Fed to pause to assess the cumulative effects of the rate increases it has made to that point. Unless there is a major flare-up in inflation, the general feeling in the marketplace is that the Fed will step back for a while at that time and stay in the background at least until the elections are over. The Fed does not want to become an issue in the campaign season, however it will maintain a presence if conditions warrant it.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income with share price
stability by investing in
high-quality, short-term money
market securities of all
types, repurchase
agreements and reverse
repurchase agreements

FUND NUMBER: 454

TRADING SYMBOL: SPRXX

START DATE: January 23, 1989

SIZE: as of April 30, 2000,
more than $9.4 billion

MANAGER: John Todd, since
1989; manager, various Fidelity
and Spartan money market
funds; joined Fidelity in 1981


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 4/30/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/99
                                                            10/31/99

  0 - 30                    63.4                             44.8                     39.5

 31 - 90                    19.0                             15.1                     34.4

 91 - 180                   5.4                              34.2                     19.5

181 - 397                   12.2                             5.9                      6.6

WEIGHTED AVERAGE MATURITY

                           4/30/00                          10/31/99                 4/30/99

Spartan Money Market Fund  59 DAYS                          69 Days                  65 Days

All Taxable Money Market   47 DAYS                          57 Days                  61 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                         AS OF OCTOBER 31, 1999

Commercial Paper                 37.2%                       Commercial Paper                   53.7%

Bank CDs, BAs,  TDs, and                                     Bank CDs, BAs,  TDs, and
Notes                            62.2%                       Notes                              45.9%

Government  Securities            1.1%                       Government  Securities              0.0%

** Other Investments              2.0%                       Other Investments  and Net
                                                             Other Assets                        0.4%

Row: 1, Col: 1, Value: 37.2                                  Row: 1, Col: 1, Value: 53.7
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 62.2                                  Row: 1, Col: 3, Value: 45.9
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.1                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.0                                   Row: 1, Col: 8, Value: 0.4



** NET OTHER ASSETS ARE NOT INCLUDED IN THE PIE CHART

*Source:  iMoneyNet, Inc. (registered trademark)

INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 40.8%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.7%

Citibank NA, New York

 5/25/00                          6.07%                       $ 55,000                             $ 55,000

First Union National Bank,
North Carolina

 5/18/00                          6.00                         45,000                               45,000

 5/20/00                          6.18 (b)                     60,000                               60,000

 11/21/00                         6.48                         70,000                               70,000

World Savings Bank FSB

 5/1/00                           6.02                         25,000                               25,000

                                                                                                    255,000

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 15.4%

Abbey National Treasury
Services PLC

 8/15/00                          6.27                         50,000                               50,000

 11/9/00                          6.50                         75,000                               75,000

ABN-AMRO Bank NV

 5/4/00                           6.02                         50,000                               50,000

 8/3/00                           6.25                         50,000                               50,000

Bank of Scotland Treasury
Services PLC

 5/15/00                          6.00                         25,000                               25,000

Barclays Bank PLC

 5/4/00                           6.09                         85,000                               85,000

 5/8/00                           6.01                         55,000                               55,000

 5/8/00                           6.09                         100,000                              100,000

Bayerische Hypo-und
Vereinsbank AG

 5/17/00                          6.06                         50,000                               50,000

 6/13/00                          6.10                         80,000                               80,000

 6/27/00                          6.22                         65,000                               65,000

 11/1/00                          6.70                         65,000                               65,000

 12/11/00                         6.50                         75,000                               75,000

Commerzbank AG

 5/18/00                          6.03                         46,000                               46,001

Halifax PLC

 6/19/00                          6.06                         100,000                              100,000

 6/30/00                          6.10                         70,000                               70,000

 12/7/00                          6.43                         75,000                               75,000

ING Bank NV

 6/28/00                          6.11                         40,000                               40,000

 8/3/00                           6.25                         100,000                              100,001

 9/25/00                          6.39                         70,000                               70,001

 11/8/00                          6.51                         50,000                               50,003

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

RaboBank Nederland Coop.
Central

 12/18/00                         6.52%                       $ 35,000                             $ 35,000

Societe Generale

 12/18/00                         6.54                         50,000                               50,000

                                                                                                    1,461,006

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 22.7%

Banque Nationale de Paris (BNP)

 6/26/00                          6.10                         50,000                               50,000

 8/2/00                           5.85                         50,000                               49,995

Barclays Bank PLC

 5/1/00                           6.14 (b)                     75,000                               74,999

 5/24/00                          6.08                         60,000                               60,000

 6/14/00                          5.66                         70,000                               69,996

Canadian Imperial Bank of
Commerce

 5/16/00                          6.04                         70,000                               70,000

 5/16/00                          6.09                         50,000                               50,000

 5/18/00                          5.30                         50,000                               49,998

 5/19/00                          6.06                         55,000                               55,000

 6/20/00                          6.19                         80,000                               80,000

Commerzbank AG

 7/28/00                          6.25                         50,000                               49,988

Den Danske Bank Group AS

 5/10/00                          6.05 (b)                     25,000                               25,000

Deutsche Bank AG

 5/10/00                          6.06 (b)                     50,000                               49,978

 5/16/00                          6.02                         75,000                               75,000

 5/30/00                          6.02                         50,000                               50,000

 2/5/01                           6.75                         100,000                              99,960

 2/22/01                          6.82                         50,000                               49,981

Dresdner Bank AG

 5/23/00                          6.12 (b)                     30,000                               29,997

Lloyds Bank PLC

 7/17/00                          5.70                         20,000                               19,998

Norddeutsche Landesbank
Girozentrale

 5/18/00                          5.33                         25,000                               24,999

 7/12/00                          5.76                         25,000                               24,998

 2/8/01                           6.75                         25,000                               24,991

RaboBank Nederland Coop.
Central

 7/12/00                          5.75                         50,000                               49,995

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Royal Bank of Canada

 5/15/00                          6.06% (b)                   $ 70,000                             $ 69,961

 5/18/00                          5.97 (b)                     30,000                               29,999

 5/2/01                           7.00                         25,000                               24,995

 5/3/01                           7.10                         75,000                               74,979

Royal Bank of Scotland PLC

 5/4/00                           6.02                         50,000                               50,000

 5/8/00                           6.08                         80,000                               80,000

 5/22/00                          6.00                         50,000                               50,000

Societe Generale

 5/9/00                           6.11 (b)                     70,000                               69,970

 5/19/00                          6.08 (b)                     36,000                               35,996

 5/29/00                          6.18 (b)                     31,000                               30,984

Svenska Handelsbanken AB

 5/5/00                           6.01                         25,000                               25,000

 5/2/01                           7.00                         35,000                               34,993

Toronto Dominion Bank

 6/12/00                          5.60                         75,000                               74,995

UBS AG

 5/18/00                          5.35                         65,000                               64,998

 7/5/00                           5.80                         50,000                               49,997

 12/7/00                          6.45                         25,000                               24,949

 5/1/01                           7.00                         105,000                              104,980

Westdeutsche Landesbank
Girozentrale

 5/23/00                          6.03                         80,000                               80,000

                                                                                                    2,161,669

TOTAL CERTIFICATES OF DEPOSIT                                                                       3,877,675

COMMERCIAL PAPER - 37.2%



Aspen Funding Corp.

 6/26/00                          6.12                         40,000                               39,627

 9/18/00                          6.35                         66,000                               64,421

Bank of America Corp.

 6/23/00                          6.20                         50,000                               49,551

Bank of Nova Scotia

 5/15/00                          6.09                         50,000                               49,882

CBA Finance, Inc.

 5/1/00                           6.01                         42,000                               42,000

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Centric Capital Corp.

 5/10/00                          6.06%                       $ 22,577                             $ 22,543

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 5/9/00                           6.06                         20,000                               19,973

 5/9/00                           6.08                         50,000                               49,933

 5/10/00                          6.11                         25,000                               24,962

 5/11/00                          6.11                         50,000                               49,916

 5/12/00                          6.06                         10,000                               9,982

 5/12/00                          6.11                         25,000                               24,954

ConAgra, Inc.

 5/11/00                          6.19                         12,000                               11,979

 5/12/00                          6.16                         40,000                               39,925

 5/17/00                          6.23                         20,000                               19,945

Conoco, Inc.

 5/17/00                          6.22                         25,000                               24,931

Cregem North America, Inc.

 11/22/00                         6.44                         40,000                               38,599

CXC, Inc.

 5/9/00                           6.11                         65,000                               64,912

 5/11/00                          5.98                         20,000                               19,967

 5/19/00                          6.10                         75,000                               74,774

Daimler-Chrysler North
America Holding Corp.

 5/4/00                           6.01                         50,000                               49,975

 5/23/00                          6.04                         25,000                               24,909

Delaware Funding Corp.

 5/18/00                          6.06                         70,038                               69,839

Deutsche Bank Financial, Inc.

 5/16/00                          6.06                         65,000                               64,837

 5/31/00                          6.03                         50,000                               49,753

Dexia CLF Finance Co.

 5/1/00                           6.00                         33,000                               33,000

 5/2/00                           6.01                         25,000                               24,996

 8/11/00                          6.24                         30,000                               29,486

Edison Asset Securitization LLC

 5/12/00                          6.06                         75,000                               74,862

 5/23/00                          6.08                         34,000                               33,874

Enterprise Funding Corp.

 5/22/00                          6.18                         37,154                               37,021

Falcon Asset Securitization
Corp.

 5/15/00                          6.12                         30,000                               29,929

 5/19/00                          6.08                         21,395                               21,330

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

GE Capital International
Funding, Inc.

 6/20/00                          6.20%                       $ 35,000                             $ 34,703

General Electric Capital Corp.

 5/10/00                          6.09                         200,000                              199,695

General Motors Acceptance Corp.

 5/10/00                          6.09                         200,000                              199,697

 5/16/00                          6.09                         100,000                              99,748

Goldman Sachs Group, Inc.

 5/15/00                          6.00                         45,000                               44,897

 6/14/00                          6.11                         100,000                              99,265

GTE Corp.

 5/31/00                          6.29                         12,000                               11,938

Heller Financial, Inc.

 5/15/00                          6.15                         10,000                               9,976

 5/17/00                          6.16                         5,000                                4,986

 5/17/00                          6.17                         5,000                                4,986

Kitty Hawk Funding Corp.

 5/24/00                          6.17                         38,320                               38,171

 6/12/00                          6.16                         40,000                               39,717

 8/15/00                          6.27                         30,000                               29,463

 9/20/00                          6.41                         15,000                               14,633

Lehman Brothers Holdings, Inc.

 5/9/00                           6.25 (b)                     23,000                               23,000

 7/20/00                          6.44 (b)                     48,000                               48,000

Lower Colorado River Auth.
Tax Rev.

 6/5/00                           6.08                         40,000                               40,000

MCI WorldCom, Inc.

 5/4/00                           6.14                         10,000                               9,995

 5/15/00                          6.14                         15,000                               14,964

 5/17/00                          6.14                         20,000                               19,946

 5/17/00                          6.16                         10,000                               9,973

Morgan Stanley Dean Witter &
Co.

 5/26/00                          6.04                         30,000                               29,876

Nationwide Building Society

 5/3/00                           6.01                         50,000                               49,984

 5/4/00                           5.96                         20,000                               19,990

New Center Asset Trust

 5/8/00                           6.13                         75,000                               74,911

 5/17/00                          6.09                         50,000                               49,866

Norfolk Southern Corp.

 5/19/00                          6.29                         28,500                               28,411

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Park Avenue Receivables Corp.

 5/12/00                          6.06%                       $ 60,370                             $ 60,259

 5/19/00                          6.07                         30,000                               29,909

PHH Corp.

 5/19/00                          6.27                         25,000                               24,922

Preferred Receivables Funding
Corp.

 5/15/00                          6.10                         53,000                               52,875

 5/18/00                          6.07                         30,000                               29,914

 5/19/00                          6.08                         25,000                               24,924

RaboBank Nederland Coop.
Central

 6/22/00                          6.10                         30,000                               29,741

Rohm & Haas Co.

 5/11/00                          6.22                         10,000                               9,983

Societe Generale NA

 5/22/00                          6.00                         70,000                               69,760

 12/26/00                         6.69                         25,000                               23,943

Southern Co.

 5/22/00                          6.15                         48,600                               48,426

Toronto Dominion Holdings (USA)

 10/30/00                         6.42                         50,000                               48,450

Tyco International Group SA

 5/15/00                          6.24                         10,000                               9,976

 5/17/00                          6.26                         40,000                               39,889

 5/17/00                          6.27                         20,000                               19,945

UBS Finance, Inc.

 5/9/00                           6.08                         165,000                              164,778

Variable Funding Capital Corp.

 5/11/00                          6.07                         75,000                               74,874

 5/12/00                          6.07                         25,000                               24,954

Westdeutsche Landesbank
Girozentrale

 5/24/00                          6.04                         80,000                               79,696

Windmill Funding Corp.

 5/9/00                           6.05                         47,000                               46,937

 5/16/00                          6.07                         20,000                               19,950

 5/19/00                          6.07                         35,742                               35,634

 5/23/00                          6.08                         20,000                               19,926

TOTAL COMMERCIAL PAPER                                                                              3,527,043

FEDERAL AGENCIES - 1.1%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

FEDERAL HOME LOAN BANK - 0.6%

Discount Notes - 0.6%

 2/1/01                           6.50%                       $ 60,000                             $ 57,194

FREDDIE MAC - 0.5%

Discount Notes - 0.5%

 2/7/01                           6.50                         50,000                               47,611

TOTAL FEDERAL AGENCIES                                                                              104,805

BANK NOTES - 7.4%



Bank of America NA

 5/18/00                          6.00                         100,000                              100,000

 5/30/00                          6.00                         75,000                               75,000

 6/21/00                          6.10                         95,000                               95,000

 8/15/00                          6.27                         15,000                               14,996

Bank One NA, Chicago

 5/30/00                          6.00                         25,000                               25,000

 7/19/00                          6.15                         30,000                               30,000

 7/24/00                          6.27 (b)                     55,000                               54,976

Comerica Bank, Detroit

 5/12/00                          6.17 (b)                     46,000                               45,991

First National Bank, Chicago

 7/12/00                          5.75                         40,000                               39,996

First Union National Bank,
North Carolina

 5/1/00                           6.20 (b)                     32,000                               32,000

 7/5/00                           6.38 (b)                     50,000                               50,000

 7/26/00                          6.32 (b)                     38,000                               38,000

Fleet National Bank

 5/1/00                           6.21 (b)                     25,000                               24,998

Harris Trust & Savings Bank,
Chicago

 5/1/00                           6.35 (b)                     55,000                               54,994

Mellon Bank NA, Pittsburgh

 5/1/00                           6.13 (b)                     24,000                               24,000

TOTAL BANK NOTES                                                                                    704,951

MASTER NOTES - 0.7%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

J.P. Morgan Securities, Inc.

 5/5/00                           6.15% (b)                   $ 70,000                             $ 70,000

MEDIUM-TERM NOTES - 6.2%



Abbey National Treasury
Services PLC

 8/3/00                           5.85                         50,000                               49,994

AT&T Corp.

 5/8/00                           6.18 (b)                     120,000                              120,000

Bank of Scotland Treasury
Services PLC

 7/19/00                          6.28 (b)                     30,000                               30,001

CIESCO LP

 5/17/00                          6.11 (b)                     50,000                               49,998

CIT Group, Inc.

 5/1/00                           6.11 (b)                     45,000                               44,970

 5/1/00                           6.20 (b)                     40,000                               39,997

Ford Motor Credit Co.

 5/1/00                           6.20 (b)                     66,000                               66,000

 5/23/00                          6.09 (b)                     80,000                               79,983

General Electric Capital Corp.

 5/12/00                          6.05 (b)                     27,000                               27,000

General Motors Acceptance Corp.

 6/14/00                          6.05 (b)                     35,000                               34,981

Merrill Lynch & Co., Inc.

 5/3/00                           6.10 (b)                     45,000                               44,996

TOTAL MEDIUM-TERM NOTES                                                                             587,920

SHORT-TERM NOTES - 5.2%



Centex Home Mortgage LLC
Series 1999 2,

 5/22/00                          6.27 (a)(b)                  50,000                               50,000

General Motors Acceptance
Corp. Mortgage Credit

 5/2/00                           6.18                         25,000                               24,996

Jackson National Life
Insurance Co.

 5/1/00                           6.45 (b)(c)                  34,000                               34,000

Monumental Life Insurance Co.

 5/1/00                           6.27 (b)(c)                  29,000                               29,000

 5/2/01                           6.25 (b)(c)                  35,000                               35,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

New York Life Insurance Co.

 6/1/00                           6.22% (b)(c)                $ 25,000                             $ 25,000

 7/3/00                           6.41 (b)(c)                  26,000                               26,000

Pacific Life Insurance Co.

 6/9/00                           6.22 (b)(c)                  35,000                               35,000

RACERS Series 1999 16MM,

 5/2/00                           6.15 (a)(b)                  46,000                               46,000

SMM Trust Series 1999 I,

 5/26/00                          6.11 (a)(b)                  20,000                               20,000

Strategic Money Market Trust
Series 1999 A6,

 7/13/00                          6.40 (a)(b)                  91,000                               91,000

Strategic Money Market Trust
Series 2000 B,

 6/13/00                          6.15 (a)(b)                  30,000                               30,000

Transamerica Occidental Life
Insurance

 5/30/00                          6.56 (b)(c)                  50,000                               50,000

TOTAL SHORT-TERM NOTES                                                                              495,996

TIME DEPOSITS - 1.9%



Abbey National Treasury
Services PLC

 5/17/00                          6.06                         75,000                               75,000

Credit Swiss First Boston Bank

 5/1/00                           6.09                         100,000                              100,000

TOTAL TIME DEPOSITS                                                                                 175,000


REPURCHASE AGREEMENTS - 2.0%

                                                               MATURITY AMOUNT (000S)

In a joint trading account                                    $ 4,273                                4,271
(U.S. Government
Obligations) dated 4/28/00
due 5/1/00 At 5.86%

With Goldman Sachs & Co.: At                                    185,095                              185,000
6.14%, dated 4/28/00 due
5/1/00: (Corporate
Obligations) (principal
amount $185,000,000) 0% -
8.376%, 9/8/00 - 9/15/48

TOTAL REPURCHASE AGREEMENTS                                                                          189,271

TOTAL INVESTMENT PORTFOLIO -                                                                         9,732,661
102.5%

NET OTHER ASSETS - (2.5)%                                                                            (236,877)

NET ASSETS - 100%                                                                                   $ 9,495,784

Total Cost for Income Tax Purposes                                                                  $ 9,732,661


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $237,000,000 or 2.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE   COST (000S)

Jackson National  Life         7/6/99             $ 34,000
Insurance Co. 6.45%, 5/1/00

Monumental Life Insurance      2/1/00             $ 35,000
Co.:  6.25%, 5/2/01

6.27%, 5/1/00                  7/31/98 - 9/17/98  $ 29,000

New York Life Insurance Co.:   8/13/99            $ 25,000
6.22%, 6/1/00

6.41%, 7/3/00                  12/20/99           $ 26,000

Pacific Life Insurance Co.     8/31/99            $ 35,000
6.22%, 6/9/00

Transamerica Occidental Life   4/28/00            $ 50,000
Insurance 6.56%, 5/30/00

INCOME TAX INFORMATION

At April 30, 2000, the fund had a capital loss carryforward of approximately $2,521,000 of which $1,881,000, 476,000, $162,000 and
$2,000 will expire on April 30, 2002, 2003, 2004 and 2008,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                      APRIL 30, 2000

ASSETS

Investment in securities, at              $ 9,732,661
value (including repurchase
agreements of $189,271) -
See accompanying schedule

Receivable for investments                 50,000
sold

Receivable for fund shares                 43,456
sold

Interest receivable                        72,361

Other receivables                          8

 TOTAL ASSETS                              9,898,486

LIABILITIES

Payable for investments        $ 354,947
purchased

Payable for fund shares         41,169
redeemed

Distributions payable           2,888

Accrued management fee          3,549

Other payables and accrued      149
expenses

 TOTAL LIABILITIES                         402,702

NET ASSETS                                $ 9,495,784

Net Assets consist of:

Paid in capital                           $ 9,498,305

Accumulated undistributed net              (2,521)
realized gain (loss)  on
investments

NET ASSETS, for 9,497,794                 $ 9,495,784
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($9,495,784
(divided by) 9,497,794
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        YEAR
                            ENDED APRIL 30, 2000

INTEREST INCOME                        $ 535,618

EXPENSES

Management fee               $ 42,803

Non-interested trustees'      32
compensation

Interest                      5

 Total expenses before        42,840
reductions

 Expense reductions           (285)     42,555

NET INTEREST INCOME                     493,063

NET REALIZED GAIN (LOSS) ON             7
INVESTMENT SECURITIES

NET INCREASE IN NET ASSETS             $ 493,070
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 493,063                  $ 472,366

 Net realized gain (loss)         7                          98

 NET INCREASE (DECREASE) IN       493,070                    472,464
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (493,063)                  (472,366)
from net interest income

Share transactions at net         9,438,870                  10,977,091
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  461,166                    446,239
distributions from net
interest income

 Cost of shares redeemed          (9,912,207)                (10,778,535)

 NET INCREASE (DECREASE) IN       (12,171)                   644,795
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (12,164)                   644,893
IN NET ASSETS

NET ASSETS

 Beginning of period              9,507,948                  8,863,055

 End of period                   $ 9,495,784                $ 9,507,948


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000     1999     1998     1997     1996

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .052     .050     .053     .051     .054
Operations Net interest
income

Less Distributions

From net interest income          (.052)   (.050)   (.053)   (.051)   (.054)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A, B                 5.30%    5.12%    5.43%    5.21%    5.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,496  $ 9,508  $ 8,863  $ 9,300  $ 8,451
(in millions)

Ratio of expenses to average      .45%     .45%     .45%     .45%     .45%
net assets

Ratio of expenses to average      .45%     .45%     .45%     .45%     .42% C
net assets after expense
reductions

Ratio of net interest income      5.18%    5.00%    5.31%    5.09%    5.45%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreement was outstanding amounted to $35,000,000. The weighted average interest rate was 4.75%.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $234,000,000 or 2.5% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $140,000.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $21,663,000. The weighted average interest rate was 5.89%. Interest earned from the interfund lending program amounted to $46,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. EXPENSE REDUCTIONS.

 Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $285,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 31, 2000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is
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P.O. Box 500
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INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

* INDEPENDENT TRUSTEES

TMM-ANN-0600  103622
1.703531.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
U.S. GOVERNMENT
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months  and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   12  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  16  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  18  The auditors' opinion.
ACCOUNTANTS



Third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN US GOVERNMENT MONEY      5.17%        29.14%        63.27%
MARKET

Government Retail Money          4.76%        26.79%        56.98%
Market  Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of government retail money market funds with similar objectives tracked by iMoneyNet, Inc., formerly IBC Financial Data, Inc. The past one year average represents a peer group of 220 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN US GOVERNMENT MONEY      5.17%        5.25%         5.02%
MARKET

Government Retail Money          4.76%        4.85%         4.63%
Market  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               5/2/00  2/1/00  11/2/99  8/3/99   4/27/99

Spartan U.S. Government Money  5.61%   5.28%   5.04%    4.67%    4.51%
Market Fund

Government Retail Money        5.25%   4.90%   4.57%    4.31%    4.09%
Market Funds Average

                               5/3/00  2/2/00  11/3/99  7/28/99  4/28/99

MMDA                           2.03%   2.07%   2.07%    2.04%    2.10%


Spartan U.S.
Government Money
Market Fund

Government Retail
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 5.609999999999999
Row: 1, Col: 2, Value: 5.25
Row: 1, Col: 3, Value: 2.03
Row: 2, Col: 1, Value: 5.28
Row: 2, Col: 2, Value: 4.9
Row: 2, Col: 3, Value: 2.07
Row: 3, Col: 1, Value: 5.04
Row: 3, Col: 2, Value: 4.57
Row: 3, Col: 3, Value: 2.07
Row: 4, Col: 1, Value: 4.67
Row: 4, Col: 2, Value: 4.31
Row: 4, Col: 3, Value: 2.04
Row: 5, Col: 1, Value: 4.51
Row: 5, Col: 2, Value: 4.09
Row: 5, Col: 3, Value: 2.1

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED APRIL 30, 2000?

A. U.S. economic growth remained strong, boosted by robust consumer spending. Consumers spent freely due to a strong job market, the wealth effect created by rising stock and real estate prices, and high confidence. In addition, unemployment dropped to historically low levels. Contrary to expectations, there was very little evidence of inflation until recently. Technological improvements increased productivity so that the economy could grow at faster rates without generating the inflationary pressures experienced in the past. In an attempt to ensure that inflation did not sprout, the Federal Reserve Board gradually increased short-term interest rates during the year. Starting in June 1999, the Fed increased the rate banks charge each other for overnight loans - known as the fed funds rate - five times by increments of 0.25 percentage points, from 4.75% to 6.00% by the end of the period.

Q. WHAT HAPPENED MORE RECENTLY?

A. Evidence emerged that inflation was starting to pick up. Specifically, the employment cost index (ECI) - a measure of the costs that businesses incur for wages and benefits - rose at a 1.4% rate in the first quarter of 2000, compared to expectations of 1.0%. Year-over-year, the ECI grew 4.3%, up from 3.4% in the previous quarter. Combined with signs of continued strong demand in the economy, this data caused the market to forecast a more aggressive Fed policy. As a result, short-term yields rose and the money market yield curve - a representation of the difference between short- and long-term rates - steepened.

Q. THERE HAVE BEEN RUMBLINGS IN CONGRESS ABOUT EXAMINING THE IMPLICIT GOVERNMENT GUARANTEE OF AGENCY-SECURITY DEBT. HOW DID THAT AFFECT THE FUND?

A. U. S. Treasury securities are backed by the full faith and credit of the U.S. government. However, securities issued by agencies such as Fannie Mae and Freddie Mac enjoy only the implied support of the U.S. government because they were created by an act of Congress. Recently, the U.S. Treasury and some in Congress have called into question some agency activities that fall outside their original mission. These parties are also concerned that the agencies have grown so rapidly and to such a great size that if they encounter significant problems, the health of the entire financial system may be threatened. So far, these discussions have had no real impact on agency money market securities. We are confident that any forthcoming changes will happen far enough in the future that we will be able to make any appropriate changes to our approach.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. With interest rates on the rise, I was cautious. Nevertheless, I kept the fund's average maturity consistently longer than that of its peers. That may appear to be unusual in a period of rising rates - when one would normally maintain a shorter maturity to enable the fund to invest in higher yields quickly. However, I was able to take advantage of buying opportunities in longer-term securities that factored in our expectations of future Fed rate hikes. In addition, late in the third quarter and in the fourth quarter of 1999, we focused on earning the highest possible yields over the turn from 1999 to 2000. Finally, I'd mention that our floating-rate investments - whose yields are re-set at regular intervals - generally boosted fund performance. However, holdings in these securities declined recently as a percentage of net assets because they became extremely expensive, so we did not replace maturing positions.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on April 30, 2000, was 5.61%, compared to 4.51% 12 months ago. For the 12 months that ended April 30, 2000, the fund had a total return of 5.17%, compared to 4.76% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, BOB?

A. Fed rate hikes generally take some time before they influence the economy. Therefore, the Fed's mid-1999 rate increases should soon begin to take effect. Nonetheless, given the information currently available, it seems very likely that the Fed will raise rates in May and again in June. If the economy continues to expand at a rapid pace, or if inflation indicators show more deterioration, the Fed may raise rates more aggressively. If these rate hikes do start to dampen economic growth, I believe the Fed would be content to sit back to assess the impact of its actions. For my part, I'll continue to follow a cautious approach, keeping the fund's average maturity fairly short until we see either the Fed move aggressively or the economy and inflation numbers subside.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: as high a level of income
as is consistent with
preservation of capital and
liquidity by investing in U.S.
government securities,
repurchase agreements for
those securities and reverse
repurchase agreements.

FUND NUMBER: 458

TRADING SYMBOL: SPAXX

START DATE: February 5, 1990

SIZE: as of April 30, 2000,
more than $815 million

MANAGER: Robert Litterst,
since 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 4/30/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/99
                                                                10/31/99

  0 - 30                        41.8                             49.3                     37.8

 31 - 90                        40.7                             17.9                     34.0

 91 - 180                       9.3                              18.4                     20.0

181 - 397                       8.2                              14.4                     8.2

WEIGHTED AVERAGE MATURITY

                               4/30/00                          10/31/99                 4/30/99

Spartan U.S. Government Money  61 DAYS                          72 Days                  68 Days
Market

Government  Retail Money       43 DAYS                          54 Days                  58 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                          AS OF OCTOBER 31, 1999

Federal Agency  Issues          74.0%                         Federal Agency  Issues            77.2%

Repurchase  Agreements and                                    Repurchase  Agreements and
Net Other Assets                26.0%                         Net Other Assets                  22.8%

Row: 1, Col: 1, Value: 74.0                                   Row: 1, Col: 1, Value: 77.2
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 26.0                                   Row: 1, Col: 8, Value: 22.8







INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



FEDERAL AGENCIES - 74.0%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 31.6%

Agency Coupons - 18.6%

 5/1/00                          6.12% (a)                   $ 13,000,000                    $ 12,998,224

 5/2/00                          5.95 (a)                     10,000,000                      9,998,285

 5/4/00                          5.92 (a)                     18,000,000                      17,997,197

 5/5/00                          5.04                         7,000,000                       6,999,907

 5/10/00                         5.95 (a)                     15,000,000                      14,999,779

 5/15/00                         5.88 (a)                     18,000,000                      17,991,829

 6/7/00                          5.25                         12,000,000                      11,998,738

 6/9/00                          5.38                         7,000,000                       6,999,000

 7/14/00                         6.08 (a)                     32,000,000                      31,995,795

 9/25/00                         5.82                         5,000,000                       4,984,308

 3/1/01                          6.55                         6,000,000                       5,999,450

 3/20/01                         6.49                         9,000,000                       8,997,539

                                                                                              151,960,051

Discount Notes - 13.0%

 5/3/00                          5.68                         5,000,000                       4,998,467

 6/29/00                         6.14                         30,000,000                      29,702,591

 7/13/00                         6.18                         29,795,000                      29,427,057

 7/28/00                         5.73                         8,000,000                       7,894,009

 8/10/00                         6.09                         7,000,000                       6,883,934

 8/31/00                         6.13                         22,000,000                      21,556,394

 9/14/00                         6.24                         6,000,000                       5,862,867

                                                                                              106,325,319

                                                                                              258,285,370

FEDERAL HOME LOAN BANK - 21.4%

Agency Coupons - 18.5%

 5/1/00                          6.13 (a)                     19,000,000                      18,994,249

 5/3/00                          6.31 (a)                     8,000,000                       7,998,269

 5/4/00                          5.99 (a)                     15,000,000                      14,994,952

 5/12/00                         5.87 (a)                     7,000,000                       6,999,821

 5/19/00                         5.13                         15,000,000                      14,999,517

 6/14/00                         5.47                         4,000,000                       3,999,356

 7/5/00                          6.13 (a)                     32,000,000                      31,990,620

 7/15/00                         6.09 (a)                     15,000,000                      14,994,580

 8/17/00                         5.86                         7,000,000                       6,991,430

 11/3/00                         6.00                         8,000,000                       7,997,967

 11/3/00                         6.02                         3,000,000                       2,999,009

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 12/1/00                         6.03%                       $ 6,500,000                     $ 6,493,946

 2/7/01                          6.48                         11,000,000                      10,980,940

                                                                                              150,434,656

Discount Notes - 2.9%

 8/11/00                         6.10                         10,634,000                      10,455,331

 8/16/00                         6.12                         13,790,000                      13,546,538

                                                                                              24,001,869

                                                                                              174,436,525

FREDDIE MAC - 19.2%

Agency Coupons - 6.0%

 6/20/00                         5.94 (a)                     25,000,000                      24,980,106

 7/10/00                         6.06 (a)                     15,000,000                      14,990,111

 1/16/01                         6.43                         9,000,000                       8,606,858

                                                                                              48,577,075

Discount Notes - 13.2%

 6/2/00                          5.40                         10,000,000                      9,954,489

 6/2/00                          5.46                         7,000,000                       6,967,769

 6/13/00                         5.51                         6,000,000                       5,962,590

 6/13/00                         6.09                         34,000,000                      33,754,994

 6/13/00                         6.10                         13,000,000                      12,906,212

 6/15/00                         5.45                         6,000,000                       5,961,263

 6/23/00                         5.50                         7,000,000                       6,946,102

 7/5/00                          5.61                         5,000,000                       4,951,972

 7/20/00                         6.13                         11,000,000                      10,854,311

 2/7/01                          6.50                         10,000,000                      9,522,167

                                                                                              107,781,869

                                                                                              156,358,944

STUDENT LOAN MARKETING
ASSOCIATION - 1.8%

Agency Coupons - 1.8%

 5/2/00                          6.43 (a)                     4,000,000                       3,999,486

 5/2/00                          6.48 (a)                     8,000,000                       7,998,849

 5/4/00                          6.38 (a)                     3,000,000                       2,999,964

                                                                                              14,998,299

TOTAL FEDERAL AGENCIES                                                                        604,079,138


REPURCHASE AGREEMENTS - 18.4%

                                                              MATURITY AMOUNT                VALUE (NOTE 1)

In a joint trading account
(U.S. Government
Obligations) dated:

3/29/00 due 5/25/00 At 6.1%                                   $ 39,376,675                   $ 39,000,000

3/31/00 due 5/25/00 At 6.1%                                     18,167,750                     18,000,000

4/5/00 due 5/3/00 At 6.03%                                      20,093,800                     20,000,000

4/7/00 due 6/7/00 At 6.1%                                       16,165,378                     16,000,000

4/28/00 due 5/1/00 At 5.86%                                     56,892,754                     56,865,000

TOTAL REPURCHASE AGREEMENTS                                                                    149,865,000

TOTAL INVESTMENT PORTFOLIO -                                                                   753,944,138
92.4%

NET OTHER ASSETS - 7.6%                                                                        61,714,794

NET ASSETS - 100%                                                                            $ 815,658,932

Total Cost for Income Tax Purposes                                                           $ 753,944,138


LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At April 30, 2000, the fund had a capital loss carryforward of approximately $123,000 of which $33,000, $53,000 and $37,000 will expire on April 30, 2002, 2003 and 2004, respectively.

A total of 27.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                        APRIL 30, 2000

ASSETS

Investment in securities, at             $ 753,944,138
value (including  repurchase
agreements of $149,865,000)
-  See accompanying schedule

Receivable for investments                57,676,752
sold

Receivable for fund shares                587,857
sold

Interest receivable                       4,095,699

 TOTAL ASSETS                             816,304,446

LIABILITIES

Payable to custodian bank      $ 347

Payable for fund shares         213,961
redeemed

Distributions payable           119,758

Accrued management fee          301,428

Other payables and accrued      10,020
expenses

 TOTAL LIABILITIES                        645,514

NET ASSETS                               $ 815,658,932

Net Assets consist of:

Paid in capital                          $ 815,782,329

Accumulated net realized gain             (123,397)
(loss) on investments

NET ASSETS, for 815,782,329              $ 815,658,932
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($815,658,932
(divided by) 815,782,329
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED APRIL 30, 2000

INTEREST INCOME                           $ 45,586,027

EXPENSES

Management fee               $ 3,741,240

Non-interested trustees'      2,758
compensation

 Total expenses before        3,743,998
reductions

 Expense reductions           (12,545)     3,731,453

NET INTEREST INCOME                        41,854,574

NET REALIZED GAIN (LOSS) ON                13,792
INVESTMENTS

NET INCREASE IN NET ASSETS                $ 41,868,366
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 41,854,574               $ 40,713,930

 Net realized gain (loss)         13,792                     14,978

 NET INCREASE (DECREASE) IN       41,868,366                 40,728,908
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (41,854,574)               (40,713,930)
from net interest income

Share transactions at net         637,554,338                839,208,314
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  39,748,091                 38,482,527
distributions from net
interest income

 Cost of shares redeemed          (708,990,552)              (803,544,196)

 NET INCREASE (DECREASE) IN       (31,688,123)               74,146,645
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (31,674,331)               74,161,623
IN NET ASSETS

NET ASSETS

 Beginning of period              847,333,263                773,171,640

 End of period                   $ 815,658,932              $ 847,333,263


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000       1999       1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .050       .049       .052       .050       .054
Operations Net interest
income

Less Distributions

From net interest income          (.050)     (.049)     (.052)     (.050)     (.054)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 5.17%      5.02%      5.37%      5.16%      5.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 815,659  $ 847,333  $ 773,172  $ 815,751  $ 761,475
(000 omitted)

Ratio of expenses to average      .45%       .45%       .45%       .45%       .45%
net assets

Ratio of expenses to average      .45%       .44% C     .45%       .45%       .41% C
net assets after expense
reductions

Ratio of net interest income      5.03%      4.90%      5.24%      5.02%      5.42%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $11,646.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $12,545 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Government Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Government Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 31, 2000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach*
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SPU-ANN-0600  103912
1.703529.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
U.S. TREASURY
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   11  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  15  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  17  The auditors' opinion.
ACCOUNTANTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(Registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN US TREASURY MONEY         4.81%        27.30%        59.97%
MARKET

Treasury Retail Money Market      4.54%        25.91%        56.66%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the treasury retail money market funds average, which reflects the performance of treasury retail money market funds with similar objectives tracked by iMoneyNet, Inc., formerly IBC Financial Data, Inc. The past one year average represents a peer group of 38 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN US TREASURY MONEY         4.81%        4.95%         4.81%
MARKET

Treasury Retail Money Market      4.54%        4.70%         4.55%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              5/2/00  2/1/00  11/2/99  8/3/99   4/27/99

Spartan U.S. Treasury  Money  5.40%   4.97%   4.56%    4.40%    4.25%
Market Fund

Treasury Retail Money Market  5.12%   4.68%   4.29%    4.08%    3.94%
Funds Average

                              5/3/00  2/2/00  11/3/99  7/28/99  4/28/99

MMDA                          2.03%   2.07%   2.07%    2.04%    2.10%

Spartan U.S. Treasury
Money Market Fund

Treasury Retail
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 5.119999999999999
Row: 1, Col: 3, Value: 2.03
Row: 2, Col: 1, Value: 4.970000000000001
Row: 2, Col: 2, Value: 4.68
Row: 2, Col: 3, Value: 2.07
Row: 3, Col: 1, Value: 4.56
Row: 3, Col: 2, Value: 4.29
Row: 3, Col: 3, Value: 2.07
Row: 4, Col: 1, Value: 4.4
Row: 4, Col: 2, Value: 4.08
Row: 4, Col: 3, Value: 2.04
Row: 5, Col: 1, Value: 4.25
Row: 5, Col: 2, Value: 3.94
Row: 5, Col: 3, Value: 2.1

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the treasury retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the treasury retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Treasury Money Market Fund

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED APRIL 30, 2000?

A. The U.S. economy continued to grow at a rapid pace, boosted by robust consumer spending. Consumers spent freely due to a strong job market, the wealth effect created by rising asset values - such as stocks and real estate - and high confidence. In addition, unemployment dropped to historically low levels. Contrary to expectations, there was very little evidence of inflation until recently. Technological improvements increased productivity to the point where the economy was able to grow at faster rates without generating the kind of inflationary pressures experienced in the past. In an attempt to make sure that inflation did not sprout, the Federal Reserve Board gradually increased short-term interest rates over the course of the past year. Starting in June 1999, the Fed increased the rate banks charge each other for overnight loans - known as the fed funds rate - five times by increments of 0.25 percentage points, from 4.75% to 6.00% by the end of the period.

Q. WHAT HAPPENED MORE RECENTLY?

A. Evidence emerged that inflation was starting to pick up. Specifically, the employment cost index (ECI) - a measure of the costs that businesses incur for wages and benefits - rose at a 1.4% rate in the first quarter of 2000, compared to an expectation of 1.0%. Year-over-year, the ECI grew 4.3%, up from 3.4% in the previous quarter. Combined with signs of continued strong demand in the economy, this data caused the market to forecast a more aggressive Fed policy, including the anticipation of a 0.50 percentage point rate hike at the next Fed meeting in May. As a result, short-term yields rose and the money market yield curve - a representation of the difference between short- and long-term rates - steepened.

Q. THE U.S. TREASURY CONTINUED TO PAY OFF EXISTING DEBT AND REDUCE THE ISSUANCE OF NEW SECURITIES. HOW DID THIS AFFECT THE FUND?

A. It was beneficial. In order to maintain liquidity at a time when it was reducing the number and frequency of its one-year bill auctions, the Treasury modestly increased the supply of three- and six-month bills. That's where the bulk of our investing takes place, so the added supply and sustained liquidity helped the fund. Also, the uncertainty about Treasury supply created opportunities that we were able to take advantage of, on occasion.

Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?

A. With interest rates on the rise, I was cautious. Nevertheless, I kept the fund's average maturity consistently longer than that of its peers. That may appear to be unusual in a period of rising rates - when one would normally maintain a shorter maturity to enable the fund to invest in higher yields quickly. However, I was able to take advantage of buying opportunities in longer-term securities that factored in our expectations of future Fed rate hikes. I also extended the fund's maturity in the third and fourth quarters of 1999 to lock in Treasury securities maturing after January 1, 2000. At that time, we were concerned about a potential shortage of Treasuries at year-end.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on April 30, 2000, was 5.41%, compared to 4.25% 12 months ago. For the 12 months that ended April 30, 2000, the fund had a total return of 4.81%, compared to 4.54% for the Treasury retail money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Fed rate hikes generally take some time before they influence the economy. Therefore, the Fed's mid-1999 rate increases should soon begin to take effect. Nonetheless, given the information currently available, it seems very likely that the Fed will raise rates in May and again in June. If the economy continues to expand at a rapid pace, or if inflation indicators show more deterioration, the Fed may raise rates more aggressively. If these rate hikes do start to dampen economic growth, I believe the Fed would be content to sit back to assess the impact of its actions. For my part, I'll continue to follow a cautious approach, keeping the fund's average maturity fairly short until we see either the Fed move aggressively or the economy and inflation numbers subside.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: as high a level of
income as is consistent with
security of principal and
liquidity by investing in U.S.
Treasury money market
securities, whose interest is
free from state and local
taxes, and reverse repurchase
agreements

FUND NUMBER: 415

TRADING SYMBOL: FDLXX

START DATE: January 5, 1988

SIZE: as of April 30, 2000,
more than $1.9 billion

MANAGER: Robert Litterst,
since 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS 4/30/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/99
                                                               10/31/99

  0 - 30                       11.7                             33.5                     10.4

 31 - 90                       61.1                             11.7                     47.0

 91 - 180                      24.4                             50.8                     39.5

181 - 397                      2.8                              4.0                      3.1

WEIGHTED AVERAGE MATURITY

                              4/30/00                          10/31/99                 4/30/99

Spartan U.S. Treasury  Money  54 DAYS                          72 Days                  78 Days
Market Fund

Treasury Retail Money Market  51 DAYS                          66 Days                  71 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000                                        AS OF OCTOBER 31, 1999

U.S. Treasury Bills             45.8%                       U.S. Treasury Bills                12.5%

U.S. Treasury  Notes            44.0%                       U.S. Treasury  Notes               85.1%

Net Other Assets                10.2%                       Net Other Assets                    2.4%

Row: 1, Col: 1, Value: 45.8                                 Row: 1, Col: 1, Value: 12.5
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                  Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 44.0                                 Row: 1, Col: 4, Value: 85.09999999999999
Row: 1, Col: 5, Value: 0.0                                  Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.2                                 Row: 1, Col: 8, Value: 2.4





INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
89.8%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

U.S. TREASURY BILLS - 45.8%

 5/25/00                          5.39%                       $ 18,533                     $ 18,468

 5/25/00                          5.47                         20,000                       19,929

 5/25/00                          5.54                         22,103                       22,023

 6/1/00                           5.56                         7,872                        7,835

 6/1/00                           5.66                         30,000                       29,856

 6/1/00                           5.68                         632                          629

 6/1/00                           5.72                         50,000                       49,757

 6/1/00                           5.74                         88,341                       87,910

 6/8/00                           5.56                         15,000                       14,914

 6/8/00                           5.68                         30,000                       29,823

 6/8/00                           5.76                         100,000                      99,400

 6/15/00                          5.78                         35,000                       34,751

 6/15/00                          5.81                         10,000                       9,928

 6/15/00                          5.82                         10,000                       9,928

 6/22/00                          5.67                         25,000                       24,801

 6/22/00                          5.88                         100,000                      99,164

 6/29/00                          5.56                         15,000                       14,867

 6/29/00                          5.57                         40,000                       39,644

 6/29/00                          5.65                         15,000                       14,865

 6/29/00                          5.69                         25,000                       24,772

 6/29/00                          5.80                         25,000                       24,766

 6/29/00                          5.83                         30,000                       29,717

 7/6/00                           5.69                         45,000                       44,536

 7/6/00                           5.70                         25,000                       24,742

 7/6/00                           5.82                         50,000                       49,474

 7/13/00                          5.81                         60,000                       59,303

 10/5/00                          6.08                         10,000                       9,743

 11/9/00                          6.05                         20,000                       19,386

                                                                                            914,931

U.S. TREASURY NOTES - 44.0%

 5/15/00                          5.44                         25,000                       25,008

 5/15/00                          5.50                         10,000                       10,003

 5/15/00                          5.57                         30,000                       30,008

 5/15/00                          5.61                         85,000                       85,020

 5/31/00                          5.12                         30,000                       30,022

 5/31/00                          5.55                         70,000                       70,033

 5/31/00                          5.56                         3,256                        3,258

 5/31/00                          5.60                         5,222                        5,224

 5/31/00                          5.63                         10,000                       10,004

 5/31/00                          5.68                         78,500                       78,475

 5/31/00                          5.80                         25,000                       25,005

U.S. TREASURY OBLIGATIONS -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

U.S. TREASURY NOTES - CONTINUED

 5/31/00                          5.83%                       $ 50,000                     $ 50,008

 7/31/00                          5.80                         100,000                      100,042

 7/31/00                          5.81                         80,000                       80,032

 7/31/00                          5.87                         70,000                       70,028

 7/31/00                          5.99                         25,100                       25,056

 8/15/00                          5.92                         55,000                       54,060

 8/15/00                          6.05                         35,000                       34,390

 8/15/00                          6.06                         65,000                       64,972

 11/30/00                         6.13                         30,000                       29,720

                                                                                            880,368


TOTAL INVESTMENT PORTFOLIO -                                                                1,795,299
89.8%

NET OTHER ASSETS - 10.2%                                                                    204,465

NET ASSETS - 100%                                                                         $ 1,999,764

Total Cost for Income Tax Purposes                                                        $ 1,795,299


INCOME TAX INFORMATION

At April 30, 2000, the fund had a capital loss carryforward of approximately $52,000 of which $32,000 and $20,000 will expire on April 30, 2004 and 2008, respectively.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     APRIL 30, 2000

ASSETS

Investment in securities, at             $ 1,795,299
value -  See accompanying
schedule

Receivable for investments                246,968
sold

Receivable for fund shares                5,834
sold

Interest receivable                       24,072

 TOTAL ASSETS                             2,072,173

LIABILITIES

Payable for investments        $ 71,100
purchased

Distributions payable           543

Accrued management fee          746

Other payables and accrued      20
expenses

 TOTAL LIABILITIES                        72,409

NET ASSETS                               $ 1,999,764

Net Assets consist of:

Paid in capital                          $ 1,999,878

Accumulated undistributed net             (114)
realized gain (loss)  on
investments

NET ASSETS, for 1,999,747                $ 1,999,764
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($1,999,764
(divided by) 1,999,747
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 2000

INTEREST INCOME                       $ 106,088

EXPENSES

Management fee               $ 9,272

Non-interested trustees'      7
compensation

Interest                      22

 Total expenses before        9,301
reductions

 Expense reductions           (77)     9,224

NET INTEREST INCOME                    96,864

NET REALIZED GAIN (LOSS) ON            (19)
INVESTMENT SECURITIES

NET INCREASE IN NET ASSETS            $ 96,845
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 96,864                   $ 93,866

 Net realized gain (loss)         (19)                       (23)

 NET INCREASE (DECREASE) IN       96,845                     93,843
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (96,864)                   (93,866)
from interest income

Share transactions at net         1,802,762                  2,111,263
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  90,125                     88,470
distributions from net
interest income

 Cost of shares redeemed          (1,982,838)                (2,022,494)

 NET INCREASE (DECREASE) IN       (89,951)                   177,239
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (89,970)                   177,216
IN NET ASSETS

NET ASSETS

 Beginning of period              2,089,734                  1,912,518

 End of period                   $ 1,999,764                $ 2,089,734


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000     1999     1998     1997     1996

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .047     .046     .050     .048     .051
Operations Net interest
income

Less Distributions

From net interest income          (.047)   (.046)   (.050)   (.048)   (.051)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A, B                 4.81%    4.67%    5.08%    4.92%    5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,000  $ 2,090  $ 1,913  $ 1,911  $ 1,795
(in millions)

Ratio of expenses to average      .45%     .47%     .46%     .45%     .45%
net assets

Ratio of expenses to average      .45%     .46% C   .46%     .45%     .43% C
net assets after expense
reductions

Ratio of net interest income      4.70%    4.57%    4.96%    4.82%    5.14%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreements were outstanding amounted to $61,230,000. The weighted average interest rate was 3.20%.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $25,036.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $77,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Treasury Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 31, 2000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SPM-ANN-0600  103625
1.703534.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com